Unaudited Condensedconsolidated Statements of Operations and Comprehensive Income ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
Total revenue	¥ 656,367	$ 91,625	¥ 691,139
Cost of revenues	(533,195)	(74,431)	(573,329)
Gross profit	123,172	17,194	117,810
Sales and marketing expenses	(3,412)	(476)	(2,177)
General and administrative expenses	(44,379)	(6,195)	(36,580)
Research and development expenses	(36,999)	(5,165)	(39,061)
Provision for credit losses	(1,400)	(195)	(1,126)
Income from operations	36,982	5,163	38,866
Change in fair value of investment in marketable security	(31,092)	(4,340)	3,764
Investments loss	(971)	(136)	(3,354)
Interest income, net	996	139	2,428
Other income, net	9,072	1,266	688
Foreign exchange gain (loss), net	(2,630)	(367)	1,508
Income before income taxes	12,357	1,725	43,900
Income tax expense	(2,608)	(364)	(7,673)
Net income	9,749	1,361	36,227
Less: net loss attributable to non-controlling interest	(3,744)	(523)	(5,693)
Net income attributable to the Company’s shareholders	13,493	1,884	41,920
Other comprehensive income (loss):
Other comprehensive (loss) income - foreign currency translation adjustment	995	139	(608)
Comprehensive income	10,744	1,500	35,619
Less: comprehensive loss attributable to non-controlling interests	(3,574)	(499)	(5,693)
Comprehensive income attributable to the Company’s shareholders	¥ 14,318	$ 1,999	¥ 41,312
Weighted average number of shares
Basic (in Shares)	41,578,079	41,578,079	41,164,872
Diluted (in Shares)	41,655,404	41,655,404	41,461,415
Earnings per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.32	$ 0.05	¥ 1.02
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.32	$ 0.05	¥ 1.01
Live streaming - consumable virtual items revenue
Total revenue	¥ 630,084	$ 87,956	¥ 671,308
Live streaming - time based virtual item revenue
Total revenue	9,258	1,292	12,516
Technical services and others
Total revenue	¥ 17,025	$ 2,377	¥ 7,315